Long-Term Debt - Schedule of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 22, 2012
Schedule of Capitalization, Long-term Debt [Line Items]
Less: Unamortized debt discounts		$ (4,125)	$ (4,367)
Total long-term debt (including current portion)	27,186	81,965	74,743
Less: Current portion	(845)	(9,545)	(2,151)
Total long-term debt, net	26,341	72,420	72,592
2017 Related Party Note [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Related party note		46,193	46,193
2013 Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Construction loan		11,963	12,360
Total long-term debt (including current portion)		9,100
2013 Construction Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Construction loan		9,127	1,750
2022 Note [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Related party note		18,807	18,807
Less: Unamortized debt discounts		(2,400)		(2,400)
Total long-term debt (including current portion)		18,800
2021 Consolidated Loan [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Construction loan	27,186
Total long-term debt (including current portion)	$ 27,200